Subsequent Events (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended					6 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Dec. 31, 2011 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility LIBOR	Dec. 31, 2011 Secured Debt 2006 Credit Facility LIBOR	Oct. 13, 2006 Secured Debt 2006 Credit Facility LIBOR	Feb. 29, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Feb. 23, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Dec. 31, 2011 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Prior to February 23, 2013	Feb. 29, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 29, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 23, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 29, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Jun. 30, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Feb. 23, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Dec. 31, 2011 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Dec. 09, 2011 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Jun. 30, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement LIBOR	Dec. 31, 2011 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement LIBOR	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Dec. 31, 2011 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Maximum	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Prior to February 23, 2013	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 22, 2012 Subsequent event Repayment and termination of credit facility Secured Debt 2006 Credit Facility	Dec. 31, 2011 Subsequent event Repayment and termination of credit facility Secured Debt 2006 Credit Facility	Feb. 29, 2012 Subsequent event Increase in aggregate amount available Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Feb. 23, 2012 Subsequent event Increase in aggregate amount available Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Dec. 31, 2011 Subsequent event Ceased operations, filed bankruptcy or equivalent item
Subsequent events
Number of customers who ceased operations or filed for bankruptcy, or its equivalent																																														4
Number of customers with separate operating certificates who ceased operations or filed for bankruptcy, or its equivalent																																														1
Number of separate operating certificates held by customers who ceased operations or filed for bankruptcy, or its equivalent																																														2
Number of aircraft returned to entity by customers who ceased operations or filed for bankruptcy, or its equivalent																																														42
Impairment charges on aircraft under lease with customers who ceased operations or filed for bankruptcy, or its equivalent	$ 30,254,000	$ 41,425,000	$ 6,538,000	$ 1,567,180,000	$ 1,110,427,000	$ 50,884,000																																								$ 43,900,000
Reserves recorded on finance and sales-type leases				23,088,000																																										23,000,000
Number of finance and sales-type leases on which reserves recorded				2																																										2
Number of subsidiaries entered into loan agreement																			1															1
Issuance of debt									900,000,000									900,000,000															900,000,000
Variable rate basis										LIBOR		Base Rate			LIBOR	LIBOR						LIBOR		Base Rate							LIBOR	LIBOR						LIBOR		Base Rate
Margin added to variable rate basis (as a percent)											4.00%		3.00%			2.15%	2.15%						4.00%		3.00%						3.00%	3.00%							4.00%		3.00%
Number of aircraft designated as collateral																		62															62
Collateral provided, Net Book Value							17,986,110,000	20,036,998,000												1,660,000,000															1,660,000,000
Loan-to-value ratio (as a percent)																			54.00%															54.00%
Prepayment penalty percentage																					1.00%																1.00%
Required loan-to-value ratio (as a percent)																																				63.00%
Maximum borrowing capacity														456,900,000														430,000,000														2,500,000,000			430,000,000
Amount outstanding under the facility																											270,200,000		268,600,000														456,900,000
Increase in the aggregate amount available under the facility																										95,000,000																		95,000,000
Option to increase in the aggregate amount available under the facility																											$ 70,000,000			$ 165,000,000															$ 70,000,000